Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2015	2014	2013

Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(241,132)	(242,966)	(244,129)

Total weighted average common shares outstanding (basic)	2,739,470	2,737,636	2,736,473
Dilutive effect of assumed exercise of stock options	2,638	1,442	2,004

Weighted average common shares outstanding (diluted)	2,742,108	2,739,078	2,738,477